Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	333-132315-05
Entity Registrant Name	SLM Student Loan Trust 2006-5
Entity Central Index Key	0001358239
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3480392
Entity Address, Address Line One	60 Wall Street, 16th Floor
Entity Address, Address Line Two	Mailstop NYC60-1625
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-5858
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false